CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 171,838	$ 1,226,101
Restricted Cash	0	75,850
Trade accounts receivable, net of allowance for doubtful accounts of $2,198,676 and $2,065,683, respectively	9,431,556	8,365,389
Other receivable	4,753,480	4,126,240
Due from Related Parties	0	63,866
Advances	6,722,052	993,941
Inventories, net	1,804,870	1,396,585
Total current assets	22,883,796	16,247,972
Noncurrent assets
Property and equipment, net	531,107	42,709
Construction in progress	5,704,347	0
Advances - Long term	13,464,311	0
Intangible assets	15,711,584	21,459,193
Total noncurrent assets	35,411,349	21,501,902
Total assets	58,295,145	37,749,874
Liabilities and Stockholders' Equity
Accounts payable and accrued expenses	237,482	208,191
Other payable	4,806,278	75,194
Unearned revenue	0	1,926,811
Total current liabilities	5,043,760	2,210,196
Total liabilities	5,043,760	2,210,196
Stockholders' equity
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2011 and 2010	0	0
Common stock, $0.0001 par value; 150,000,000 shares authorized; 16,775,113 shares and 16,775,113 issued and outstanding as of December 31, 2011 and 2010, respectively	1,678	1,678
Additional paid in capital	15,341,710	15,341,710
Retained earnings	30,602,014	15,996,480
Statutory reserve	3,958,981	2,434,146
Accumulated other comprehensive income	3,347,001	1,765,664
Total stockholders' equity	53,251,385	35,539,678
Total liabilities and stockholders' equity	$ 58,295,145	$ 37,749,874